SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated events that have occurred after the balance sheet date through the date these financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 22, 2022, the date that the financial statements were issued. On January 10, 2022, the Company issued an unsecured Promissory Note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $175,000, as discussed above. On January 10, 2021 the Company drew $150,000 pursuant to the promissory note. On January 11, 2022, the Company issued an aggregate of 2,012,500 shares of common stock as Founder Shares to Sponsor, as discussed above. On January 11, 2022, the Sponsor transferred an aggregate of 60,000 Founder Shares to members of the Company’s management and board of directors as well as senior advisors, resulting in the Sponsor holding 1,952,500 shares.